Revenues (FY)- Disaggregation of Revenue by Geographic region (Details) - USD ($) $ in Millions		3 Months Ended		9 Months Ended		12 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue by Geographic Region [Abstract]
Total revenues		$ 3,675	$ 3,446	$ 8,976	$ 8,855	$ 11,704	$ 11,677	$ 10,726
Central [Member]
Disaggregation of Revenue by Geographic Region [Abstract]
Total revenues						3,806	3,592	3,285
South [Member]
Disaggregation of Revenue by Geographic Region [Abstract]
Total revenues						3,165	3,291	2,936
Great Lakes [Member]
Disaggregation of Revenue by Geographic Region [Abstract]
Total revenues						2,632	2,591	2,346
Northeast [Member]
Disaggregation of Revenue by Geographic Region [Abstract]
Total revenues						1,939	1,964	1,985
Pacific [Member]
Disaggregation of Revenue by Geographic Region [Abstract]
Total revenues						1,260	1,303	1,099
Eliminations and Other [Member]
Disaggregation of Revenue by Geographic Region [Abstract]
Total revenues	[1]					$ (1,098)	$ (1,064)	$ (925)

[1]	Other includes revenues from the Company’s trading operations.